Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Parentheticals) (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
VIE
Organization, Consolidation and Principal Activities
Net asset balance	¥ 406,087	$ 57,197	¥ 424,881